Surface Acquisition - Estimated fair value of the net assets acquired (Details) - Surface Acquisition $ in Thousands	Sep. 08, 2023 USD ($)
Assets Acquired
Cash and cash equivalents	$ 6,997
Investments in marketable securities	21,791
Prepaids and other assets	5,260
Identifiable intangible assets	39,769
Total assets	73,817
Liabilities Assumed
Accrued and other current liabilities	7,722
Deferred tax liability	1,499
Total liabilities	9,221
Total net assets acquired	64,596
Out-licenses
Assets Acquired
Identifiable intangible assets	13,530
In-process research and development
Assets Acquired
Identifiable intangible assets	$ 26,239